Note 18 - Commitments and Contingencies - Financial Instruments With Off-balance Sheet Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments to originate, fund or purchase loans	$ 178,804	$ 146,978
Single Family Mortgages [Member]
Commitments to originate, fund or purchase loans	7,620	6,081
Commercial Real Estate [Member]
Commitments to originate, fund or purchase loans	19,183	6,320
Non-real Estate Commercial Loans [Member]
Commitments to originate, fund or purchase loans	11,354	782
Undisbursed Balance of Loans Closed [Member]
Commitments to originate, fund or purchase loans	30,070	23,749
Unused Line of Credit [Member]
Commitments to originate, fund or purchase loans	107,767	107,438
Letters of Credit [Member]
Commitments to originate, fund or purchase loans	2,810	2,608
Forward Commitments [Member]
Forward commitments	$ 10,098	$ 7,289